Borrowings - Maturities of Long-Term Borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Borrowings
2016	¥ 982,982
2017	995,463
2018	1,054,430
2019	1,084,714
2020	1,119,360
2021 and thereafter	2,965,824
Subtotal	8,202,773	¥ 8,045,501
Trading balances of secured borrowings	133,523	181,562
Total	¥ 8,336,296	¥ 8,227,063